Plant Acquisition (Tables)	12 Months Ended
Dec. 31, 2022
Business Combination and Asset Acquisition [Abstract]
Schedule of identifiable assets acquired and liabilities assumed

Classification
(dollars in thousands)
Recognized identifiable assets acquired and liabilities assumed:
Electric plant in service, net	$80,878
Inventories, at average cost	981
Other current assets	417
Power purchase and sale agreement	4,708
Other current liabilities	(158)
Total identifiable net assets	$86,826